Note 11 (Tables)	12 Months Ended
Dec. 31, 2025
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Equity instruments	7.2.2	10,539	9,782	7,963
Debt securities	7.2.2	192	407	484
Loans and advances	7.2.2	541	358	290
Total	8.1	11,272	10,546	8,737